STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Jun. 27, 2012
Stock Options
Transactions During Fiscal 2012

Transactions during fiscal 2012 were as follows (in thousands, except option prices):

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)	Aggregate Intrinsic Value
Options outstanding at June 29, 2011	6,137	$21.77
Granted	554	24.35
Exercised	(2,027)	21.42
Forfeited or canceled	(310)	24.51

Options outstanding at June 27, 2012	4,354	$22.07	3.7	$36,625

Options exercisable at June 27, 2012	2,981	$22.69	2.4	$23,209

Restricted Share Awards
Transactions During Fiscal 2012

Transactions during fiscal 2012 were as follows (in thousands, except fair values):

	Number of Restricted Share Awards	Weighted Average Fair Value Per Award
Restricted share awards outstanding at June 29, 2011	2,342	$14.03
Granted	665	20.12
Vested	(648)	17.12
Forfeited	(142)	15.45

Restricted share awards outstanding at June 27, 2012	2,217	$14.86